AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 98.4%
Communication Services - 22.1%
Comcast Corp., Class A	229,828	$11,392,574
Liberty Broadband Corp., Class C*	116,517	17,017,308
Liberty Media Corp.-Liberty SiriusXM, Class C*	250,926	10,177,558

Total Communication Services		38,587,440
Consumer Discretionary - 9.6%
Advance Auto Parts, Inc.	56,490	8,424,918
LKQ Corp.*	235,685	8,270,187

Total Consumer Discretionary		16,695,105
Consumer Staples - 11.4%
BJ's Wholesale Club Holdings, Inc.*,1	109,066	4,588,406
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	104,153	7,087,612
Unilever PLC, Sponsored ADR (United Kingdom)	140,317	8,186,094

Total Consumer Staples		19,862,112
Financials - 26.4%
Axis Capital Holdings, Ltd. (Bermuda)	135,344	6,212,290
Berkshire Hathaway, Inc., Class B*	73,709	16,796,070
Chubb, Ltd. (Switzerland)	58,258	8,486,443
Fidelity National Financial, Inc.	280,990	10,199,937
The Progressive Corp.	49,022	4,274,228

Total Financials		45,968,968
Health Care - 12.1%
Bristol-Myers Squibb Co.	144,225	8,859,742
McKesson Corp.	27,017	4,713,656
	Shares	Value

Premier, Inc., Class A	221,310	$7,495,770

Total Health Care		21,069,168
Industrials - 3.8%
Huntington Ingalls Industries, Inc.	42,628	6,706,663
Information Technology - 9.5%
Cisco Systems, Inc.	230,546	10,277,741
NCR Corp.*	185,928	6,202,558

Total Information Technology		16,480,299
Utilities - 3.5%
The AES Corp.	253,497	6,182,792

Total Common Stocks (Cost $149,768,321)		171,552,547
Short-Term Investments - 3.9%
Other Investment Companies - 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	2,249,756	2,249,756
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	2,249,756	2,249,756
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	2,317,930	2,317,930

Total Short-Term Investments (Cost $6,817,442)		6,817,442
Total Investments - 102.3% (Cost $156,585,763)		178,369,989
Other Assets, less Liabilities - (2.3)%		(3,982,437)
Net Assets - 100.0%		$174,387,552

*	Non-income producing security.
[1]	Some of these securities, amounting to $4,542,508 or 2.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG River Road Focused Absolute Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$171,552,547	—	—	$171,552,547
Short-Term Investments
Other Investment Companies	6,817,442	—	—	6,817,442
Total Investments in Securities	$178,369,989	—	—	$178,369,989

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,542,508	—	$4,903,519	$4,903,519
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.625%	02/15/21-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.